CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income/(loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012		$ 1			$ (152,059)	$ (6)		$ (152,064)
Balance, shares at Dec. 31, 2012	[1]	44,245,388
Share-based compensation				$ 2,865				2,865
Exercise of share options				557				557
Exercise of share options, shares	[1]
Preference shares accretions				$ (3,217)	$ (5,917)			(9,134)
Net income/(loss)					$ 19,557			19,557
Foreign currency translation adjustment, net of nil tax						$ (570)		(570)
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of US$4,575				$ 210,421				210,421
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of US$4,575, shares	[1]	27,064,706
Conversion of preference shares upon IPO		$ 1		148,650				148,651
Conversion of preference shares upon IPO, shares	[1]	87,566,599
Balance at Dec. 31, 2013		$ 2		359,276	$ (138,419)	$ (576)		$ 220,283
Balance, shares at Dec. 31, 2013		158,876,693	[1]					158,876,693
Share-based compensation				6,173				$ 6,173
Exercise of share options				$ 3,304				3,304
Exercise of share options, shares	[1]	4,297,268
Net income/(loss)					$ 22,644			22,644
Foreign currency translation adjustment, net of nil tax						$ 396		396
Unrealized gain (loss) on available-for-sale securities						$ (1,111)		(1,111)
Issuance of ordinary shares upon follow-on offering, net of issuance costs of US$1,253				$ 71,707				71,707
Issuance of ordinary shares upon follow-on offering, net of issuance costs of US$1,253, shares	[1]	4,000,000
Issuance of ordinary shares to Tencent Holdings Limited ("Tencent"), net of issuance costs of US$104				735,996				735,996
Issuance of ordinary shares to Tencent Holdings Limited ("Tencent"), net of issuance costs of US$104, shares	[1]	36,805,000
Repurchase of ordinary shares from pre-IPO shareholders				(552,075)				(552,075)
Repurchase of ordinary shares from pre-IPO shareholders, shares	[1]	(27,603,750)
Balance at Dec. 31, 2014		$ 2		624,381	$ (115,775)	$ (1,291)		$ 507,317
Balance, shares at Dec. 31, 2014		176,375,211	[1]					176,375,211
Share-based compensation				27,762			$ 298	$ 28,060
Exercise of share options and restricted share units				$ 3,460				3,460
Exercise of share options and restricted share units, shares	[1]	1,657,086
Net income/(loss)					$ (250,036)		$ (12,920)	(262,956)
Foreign currency translation adjustment, net of nil tax						$ (174,515)	$ 96	(174,419)
Unrealized gain (loss) on available-for-sale securities						$ 2,978		2,978
Issuance of ordinary shares to Tencent				$ 532,288				532,288
Issuance of ordinary shares to Tencent, shares	[1]	19,651,960
Equity consideration for acquisition of Anjuke Inc. ("Anjuke")				93,957				93,957
Equity consideration for acquisition of Anjuke Inc. ("Anjuke"), shares	[1]	4,839,372
Equity consideration for equity investment in Falcon View Technology ("Ganji")				911,244				911,244
Equity consideration for equity investment in Falcon View Technology ("Ganji"), shares	[1]	34,039,136
Equity consideration for step acquisition of Ganji		$ 1		1,161,656				1,161,657
Equity consideration for step acquisition of Ganji, shares	[1]	46,505,912
Subsequent settlement of receivables from option holders				$ 173				173
Deconsolidation of 58 Daojia Inc. ("58 Home")							$ (600)	(600)
Deemed dividend to mezzanine classified noncontrolling interests				$ (898)				(898)
Acquisition of noncontrolling interests in subsidiaries							$ 7,453	7,453
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home							12,147	$ 12,147
Other				$ (612)			612
Balance at Dec. 31, 2015		$ 3		$ 3,353,411	$ (365,811)	$ (172,828)	$ 7,086	$ 2,821,861
Balance, shares at Dec. 31, 2015		283,068,677	[1]					283,068,677

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares, please refer to Note 21.